LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
LAND USE RIGHT, NET
6 .	LAND USE RIGHT, NET

	December 31,
	2019	2018
Cost	$178,258	$177,290
Less: accumulated amortization	(59,370)	(55,746)

Land use right, net	$118,888	$121,544